Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Summary of Tax Credit

Tax Credit for the Period	2019	2020	2021
Current income credit / (tax)
- Current year	$8,228	$10,320	$(4,087)
- Prior years	1,030	(767)	—

Total current income credit / (tax)	9,258	9,553	(4,087)
Deferred income tax credit
- Current year	283	393	1,243
- Prior years	—	—	—

Total deferred income credit	283	393	1,243
Total income tax credit/(expense)	$9,541	$9,946	$(2,844)

Summary of Reconciliation of Effective Tax Rate
Reconciliation of effective tax rate:

	2019	2020	2021
Loss for the period before taxation	$142,650	$250,943	$97,911

Tax benefit at standard U.K. rate at 19%	27,104	47,679	18,603
Difference in overseas tax rates	409	145	(700)
Expenses not deductible for tax purposes	(5,345)	(5,389)	7,359
Tax losses for which no deferred tax asset was recognized	(14,683)	(37,694)	(21,887)
Share-based payment (not deductible for tax purposes)	(693)	(572)	(6,443)
Research and development credit	3,943	4,804	—
Adjustments for prior year	(1,030)	767	—
Other timing differences and adjustments	(164)	206	224

Income tax credit/(expense)	$9,541	$9,946	$(2,844)

Effective tax rate	7%	4%	-3%